SEGMENT INFORMATION (Tables)	12 Months Ended
Jun. 30, 2023
SEGMENT INFORMATION [Abstract]
Reconciliation of Non-current Assets by Geographical Location
(a)	Reconciliation of non-current assets by geographical location
	2023	2022
	US$	US$
United States of America	10,048,804	3,819,215
	10,048,804	3,819,215